Insurance Contract Liabilities and Investment Contract Liabilities - Investment Contract Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Investment contracts liabilities	$ 3,368	$ 3,189
Individual participating life
Disclosure of financial liabilities [line items]
Investment contracts liabilities	4	5
Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contracts liabilities	237	271
Individual annuities
Disclosure of financial liabilities [line items]
Investment contracts liabilities	2,525	2,725
Group annuities
Disclosure of financial liabilities [line items]
Investment contracts liabilities	602	188
Investment contract liabilities with DPF
Disclosure of financial liabilities [line items]
Investment contracts liabilities	872	497
Investment contract liabilities without DPF | Measured at amortized cost
Disclosure of financial liabilities [line items]
Investment contracts liabilities	2,487	2,690
Investment contract liabilities without DPF | Measured at fair value
Disclosure of financial liabilities [line items]
Investment contracts liabilities	9	2
Canada
Disclosure of financial liabilities [line items]
Investment contracts liabilities	2,487	2,690
Canada | Individual participating life
Disclosure of financial liabilities [line items]
Investment contracts liabilities	0	0
Canada | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contracts liabilities	0	0
Canada | Individual annuities
Disclosure of financial liabilities [line items]
Investment contracts liabilities	2,487	2,690
Canada | Group annuities
Disclosure of financial liabilities [line items]
Investment contracts liabilities	0	0
Asia
Disclosure of financial liabilities [line items]
Investment contracts liabilities	838	457
Asia | Individual participating life
Disclosure of financial liabilities [line items]
Investment contracts liabilities	0	0
Asia | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contracts liabilities	235	269
Asia | Individual annuities
Disclosure of financial liabilities [line items]
Investment contracts liabilities	1	0
Asia | Group annuities
Disclosure of financial liabilities [line items]
Investment contracts liabilities	602	188
Corporate
Disclosure of financial liabilities [line items]
Investment contracts liabilities	43	42
Corporate | Individual participating life
Disclosure of financial liabilities [line items]
Investment contracts liabilities	4	5
Corporate | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contracts liabilities	2	2
Corporate | Individual annuities
Disclosure of financial liabilities [line items]
Investment contracts liabilities	37	35
Corporate | Group annuities
Disclosure of financial liabilities [line items]
Investment contracts liabilities	$ 0	$ 0